Long-term Notes and Loans Payable - (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Loans Payable Balances is Follows
The following table represents the Company’s loans payable balances as of December 31, 2020 and 2019:

($ in thousands)	2020	2019
Term Loan	$180,863	$—
Interest payable	3,658	—
HHH Loan	—	550

Total borrowings and interest payable	$184,521	$550

Less Short-term borrowings and interest payable	(15,046)	—

Total Long-term notes and loans payable	$169,475	$550